Putnam VT International Equity Fund
The fund's portfolio
3/31/25 (Unaudited)

COMMON STOCKS (96.2%)(a)
	Shares	Value
Canada (0.9%)
Canadian National Railway Co.	20,700	$2,014,404

		2,014,404
China (2.5%)
JD.com, Inc. Class A	112,750	2,319,441
Tencent Holdings, Ltd.	54,100	3,456,768

		5,776,209
France (18.7%)
Accor SA	77,611	3,539,469
Airbus SE	26,821	4,722,793
BNP Paribas SA	61,994	5,181,418
Cie de Saint-Gobain SA	50,558	5,036,425
Danone SA	53,051	4,057,618
Euronext NV	34,206	4,964,387
Schneider Electric SE	13,264	3,061,933
STMicroelectronics NV	102,197	2,240,928
Thales SA	22,402	5,954,932
Vinci SA	38,362	4,835,919

		43,595,822
Germany (5.5%)
Deutsche Boerse AG	18,449	5,443,556
Siemens AG	32,326	7,465,570

		12,909,126
Greece (1.6%)
National Bank of Greece SA	359,464	3,694,560

		3,694,560
Hong Kong (0.8%)
Jardine Matheson Holdings, Ltd.	43,900	1,854,018

		1,854,018
Ireland (2.7%)
Bank of Ireland Group PLC	243,177	2,873,213
Ryanair Holdings PLC ADR	78,550	3,328,164

		6,201,377
Italy (2.4%)
Buzzi SpA	51,497	2,478,004
Prysmian SpA	54,938	3,024,172

		5,502,176
Japan (19.5%)
Asahi Group Holdings, Ltd.	172,300	2,201,403
Hoya Corp.	51,300	5,789,635
Mitsubishi UFJ Financial Group, Inc.	459,500	6,264,737
Nintendo Co., Ltd.	68,900	4,683,664
Nippon Sanso Holdings Corp.	95,600	2,899,985
NOF Corp.	86,500	1,175,555
Nomura Holdings, Inc.	317,100	1,953,944
Ryohin Keikaku Co., Ltd.	142,100	3,881,957
SBI Holdings, Inc.	126,700	3,421,271
SoftBank Group Corp.	36,900	1,887,431
Sony Group Corp.	267,800	6,776,140
Sumitomo Mitsui Financial Group, Inc.	180,600	4,644,059

		45,579,781
Netherlands (5.8%)
Akzo Nobel NV	45,094	2,777,146
ASML Holding NV	7,694	5,091,684
Universal Music Group NV	104,634	2,889,259
Wolters Kluwer NV	18,624	2,899,686

		13,657,775
South Korea (1.0%)
Samsung Electronics Co., Ltd. (Preference)	71,913	2,327,634

		2,327,634
Spain (4.6%)
Coca-Cola Europacific Partners PLC	40,900	3,559,527
Iberdrola SA	448,593	7,243,916

		10,803,443
Switzerland (2.8%)
Roche Holding AG	13,412	4,414,259
Sandoz Group AG	52,907	2,218,604

		6,632,863
Taiwan (1.4%)
Taiwan Semiconductor Manufacturing Co., Ltd.	120,000	3,379,558

		3,379,558
United Kingdom (21.6%)
AstraZeneca PLC	34,486	5,064,087
Barclays PLC	1,087,405	4,088,680
BP PLC	726,013	4,073,988
Compass Group PLC	135,765	4,490,603
Haleon PLC	953,327	4,814,497
Informa PLC	301,432	3,022,429
London Stock Exchange Group PLC	55,631	8,262,717
NatWest Group PLC	799,522	4,720,686
Prudential PLC	376,899	4,067,125
Shell PLC (Euronext Amsterdam Exchange)	92,296	3,377,534
Tesco PLC	1,072,797	4,615,478

		50,597,824
United States (4.4%)
CRH PLC (London Exchange)	49,548	4,342,516
Linde PLC	12,822	5,970,377

		10,312,893

Total common stocks (cost $185,934,634)		$224,839,463

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Notes
0.625%, 8/15/30(i)	$76,000	$63,823
0.25%, 6/30/25(i)	204,000	202,101

Total U.S. treasury obligations (cost $265,924)		$265,924

SHORT-TERM INVESTMENTS (3.6%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 4.53%(AFF)	Shares	5,907,713	$5,907,713
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.29%(P)	Shares	270,000	270,000
U.S. Treasury Bills 4.312%, 4/8/25		$800,000	799,340
U.S. Treasury Bills 4.296%, 4/22/25(SEGSF)		1,400,000	1,396,533

Total short-term investments (cost $8,373,639)			$8,373,586
TOTAL INVESTMENTS

Total investments (cost $194,574,197)			$233,478,973

	FORWARD CURRENCY CONTRACTS at 3/31/25 (aggregate face value $131,776,684) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Buy	4/16/25	$472,252	$465,428	$6,824
		British Pound	Sell	6/18/25	678,378	668,722	(9,656)
		Canadian Dollar	Sell	4/16/25	1,361,753	1,363,127	1,374
		Danish Krone	Buy	6/18/25	573,607	569,996	3,611
		Euro	Sell	6/18/25	257,592	255,386	(2,206)
		Japanese Yen	Buy	5/21/25	1,923,377	1,921,080	2,297
		Norwegian Krone	Buy	6/18/25	1,342,972	1,303,014	39,958
		Singapore Dollar	Buy	5/21/25	1,395,396	1,409,761	(14,365)
		Swedish Krona	Buy	6/18/25	1,597,154	1,591,215	5,939
		Swiss Franc	Buy	6/18/25	1,551,874	1,549,580	2,294
	Barclays Bank PLC
		British Pound	Buy	6/18/25	2,469,259	2,477,587	(8,328)
		Canadian Dollar	Sell	4/16/25	892,491	893,551	1,060
		Euro	Sell	6/18/25	6,385,948	6,353,438	(32,510)
		Israeli Shekel	Buy	4/16/25	576,293	583,846	(7,553)
		Japanese Yen	Sell	5/21/25	304,311	305,365	1,054
		New Taiwan Dollar	Sell	5/21/25	947,510	955,876	8,366
		Swiss Franc	Buy	6/18/25	1,176,937	1,174,893	2,044
	Citibank, N.A.
		Australian Dollar	Buy	4/16/25	483,189	476,211	6,978
		British Pound	Sell	6/18/25	1,305,864	1,297,532	(8,332)
		Danish Krone	Buy	6/18/25	1,268,844	1,275,892	(7,048)
	Goldman Sachs International
		Australian Dollar	Buy	4/16/25	1,198,410	1,181,115	17,295
		British Pound	Sell	6/18/25	56,187	55,807	(380)
		Hong Kong Dollar	Sell	5/21/25	382,378	382,878	500
		Japanese Yen	Buy	5/21/25	823,040	827,612	(4,572)
		New Zealand Dollar	Buy	4/16/25	207,696	203,701	3,995
		South Korean Won	Sell	5/21/25	1,168,724	1,195,691	26,967
		Swiss Franc	Buy	6/18/25	1,168,154	1,166,255	1,899
	HSBC Bank PLC
		Australian Dollar	Buy	4/16/25	539,182	542,831	(3,649)
		British Pound	Sell	6/18/25	3,393,180	3,361,683	(31,497)
		Chinese Yuan (Offshore)	Sell	5/21/25	1,426,251	1,425,263	(988)
		Euro	Sell	6/18/25	699,257	699,119	(138)
		Hong Kong Dollar	Buy	5/21/25	723,605	724,226	(621)
		Japanese Yen	Buy	5/21/25	149,035	147,022	2,013
		Singapore Dollar	Buy	5/21/25	1,066,229	1,063,087	3,142
		Swiss Franc	Buy	6/18/25	1,842,514	1,838,300	4,214
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/16/25	539,182	531,369	7,813
		Australian Dollar	Sell	4/16/25	539,182	542,831	3,649
	JPMorgan Chase Bank N.A.
		British Pound	Sell	6/18/25	7,214,027	7,160,366	(53,661)
		Canadian Dollar	Sell	4/16/25	1,808	1,809	1
		Danish Krone	Buy	6/18/25	1,362,024	1,353,270	8,754
		Euro	Sell	6/18/25	256,724	254,484	(2,240)
		Hong Kong Dollar	Sell	5/21/25	198,858	198,843	(15)
		Japanese Yen	Buy	5/21/25	289,605	285,594	4,011
		South Korean Won	Sell	5/21/25	1,255,199	1,277,855	22,656
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	4/16/25	4,345,761	4,282,641	63,120
		British Pound	Sell	6/18/25	1,836,088	1,821,391	(14,697)
		Canadian Dollar	Buy	4/16/25	1,893,743	1,908,843	(15,100)
		Czech Koruna	Buy	6/18/25	244,340	244,480	(140)
		Danish Krone	Buy	6/18/25	1,211,277	1,213,799	(2,522)
		Euro	Sell	6/18/25	4,665,117	4,664,816	(301)
		Hong Kong Dollar	Sell	5/21/25	734,093	734,500	407
		Japanese Yen	Buy	5/21/25	3,456,557	3,506,863	(50,306)
		Swedish Krona	Buy	6/18/25	1,159,351	1,154,892	4,459
		Swiss Franc	Buy	6/18/25	2,574,250	2,577,236	(2,986)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	4/16/25	4,591,417	4,524,736	66,681
		British Pound	Sell	6/18/25	14,596	14,238	(358)
		Canadian Dollar	Buy	4/16/25	509,736	510,110	(374)
		Chinese Yuan (Offshore)	Sell	5/21/25	3,217,547	3,228,020	10,473
		Danish Krone	Buy	6/18/25	1,807,812	1,796,411	11,401
		Euro	Sell	6/18/25	2,799,309	2,846,643	47,334
		Hong Kong Dollar	Buy	5/21/25	4,157,096	4,161,030	(3,934)
		Israeli Shekel	Buy	4/16/25	1,413,976	1,433,974	(19,998)
		Japanese Yen	Sell	5/21/25	1,228,908	1,203,854	(25,054)
		New Taiwan Dollar	Sell	5/21/25	2,035,668	2,055,273	19,605
		New Zealand Dollar	Buy	4/16/25	231,833	227,327	4,506
		Singapore Dollar	Buy	5/21/25	1,395,172	1,390,853	4,319
		Swedish Krona	Buy	6/18/25	581,095	578,763	2,332
		Swiss Franc	Buy	6/18/25	3,941,451	3,943,260	(1,809)
	Toronto-Dominion Bank
		Australian Dollar	Buy	4/16/25	4,299,641	4,237,143	62,498
		British Pound	Sell	6/18/25	931,930	925,001	(6,929)
		Canadian Dollar	Sell	4/16/25	29,764	29,799	35
		Japanese Yen	Buy	5/21/25	844,736	833,081	11,655
		Swedish Krona	Buy	6/18/25	671,169	668,551	2,618
		Swiss Franc	Buy	6/18/25	2,696,416	2,692,032	4,384
	UBS AG
		Australian Dollar	Sell	4/16/25	333,082	351,941	18,859
		British Pound	Sell	6/18/25	3,798,243	3,772,637	(25,606)
		Canadian Dollar	Sell	4/16/25	1,494,925	1,495,985	1,060
		Swedish Krona	Buy	6/18/25	5,243,445	5,223,510	19,935
		Swiss Franc	Buy	6/18/25	1,883,008	1,879,968	3,040
	WestPac Banking Corp.
		Australian Dollar	Sell	4/16/25	559,179	563,059	3,880
		British Pound	Buy	6/18/25	1,544,562	1,544,769	(207)
		Canadian Dollar	Sell	4/16/25	904,451	905,430	979
		Euro	Sell	6/18/25	1,447,274	1,456,441	9,167
		Hong Kong Dollar	Sell	5/21/25	1,336,535	1,336,430	(105)
		New Zealand Dollar	Buy	4/16/25	228,653	224,244	4,409
		Swiss Franc	Buy	6/18/25	300,675	300,199	476

	Unrealized appreciation						566,340

	Unrealized (depreciation)						(358,185)

	Total						$208,155
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2025 through March 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
	Putnam VT International Equity Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company.

	The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $233,612,298.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/25
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$915,345	$3,097,888	$4,013,233	$17,153	$—
	Putnam Short Term Investment Fund Class P‡	5,187,560	27,086,133	26,365,980	73,745	5,907,713

	Total Short-term investments	$6,102,905	$30,184,021	$30,379,213	$90,898	$5,907,713
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company that is managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund did not have any securities on loan.
	‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $83,782.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	25.5%
	Industrials	18.9
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $110,353 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $83,782 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Canada	$2,014,404	$—	$—
China	—	5,776,209	—
France	—	43,595,822	—
Germany	—	12,909,126	—
Greece	—	3,694,560	—
Hong Kong	—	1,854,018	—
Ireland	3,328,164	2,873,213	—
Italy	—	5,502,176	—
Japan	—	45,579,781	—
Netherlands	—	13,657,775	—
South Korea	—	2,327,634	—
Spain	3,559,527	7,243,916	—
Switzerland	—	6,632,863	—
Taiwan	—	3,379,558	—
United Kingdom	—	50,597,824	—
United States	5,970,377	4,342,516	—

Total common stocks	14,872,472	209,966,991	—
U.S. treasury obligations	—	265,924	—
Short-term investments	270,000	8,103,586	—

Totals by level	$15,142,472	$218,336,501	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$208,155	$—

Totals by level	$—	$208,155	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com